Retirement benefit obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (164,251)
Net defined benefit (liability) asset at end of period	(371,608)	SFr (164,251)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(2,108,384)	(9,138,045)
Current service cost	(30,086)	(80,111)
Past service cost		520,360
Interest (cost) income	(21,598)	(57,212)
Employee contributions	(20,929)	(70,748)
Actuarial (loss)/ gain arising from changes in financial assumptions	212,470	(176,520)
Actuarial gain on experience adjustment	(459,035)	(184,372)
Benefits paid/deposited	(2,698,455)	7,078,264
Net defined benefit (liability) asset at end of period	(5,126,017)	(2,108,384)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	1,944,133	8,694,521
Interest (cost) income	19,441	53,688
Employee contributions	20,929	70,748
Employer contributions	39,464	92,285
Plan assets loss	31,987	111,155
Benefits paid/deposited	2,698,455	(7,078,264)
Net defined benefit (liability) asset at end of period	SFr 4,754,409	SFr 1,944,133